INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

NOTE 7. INCOME TAXES

Reconciliation of net U.S. statutory federal income tax rates to the effective income tax rates is as follows:

RECONCILIATION OF FEDERAL INCOME TAX RATES TO EFFECTIVE INCOME TAX RATES

	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated
U.S. federal statutory income tax rate	35%	35%	35%
Utility depreciation	3	6	3
State income taxes, net of federal income tax benefit	2	―	3
Tax credits	(1)	(3)	(1)
Allowance for equity funds used during construction	(2)	(3)	(1)
Non-U.S. earnings taxed at lower statutory income tax rates	(8)	(12)	(5)
Adjustments to prior years’ tax issues	―	(3)	(2)
Utility repair allowance	(1)	(2)	(1)
Self-developed software expenditures	(3)	(5)	(3)
Mexican foreign exchange and inflation effects	(1)	2	1
Variable interest entities	―	1	(1)
Noncontrolling interests	―	―	1
Impact of change in income tax law	―	2	―
Impact of impairment of an equity method investment	―	(2)	―
Other, net	(1)	1	―
Effective income tax rate	23%	17%	29%
SDG&E
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	4	5	4
State income taxes, net of federal income tax benefit	5	4	4
Allowance for equity funds used during construction	(4)	(3)	(2)
Adjustments to prior years’ tax issues	―	(3)	(1)
Utility repair allowance	(1)	(2)	(1)
Self-developed software expenditures	(3)	(2)	(2)
Variable interest entity	(1)	1	(2)
Impact of change in income tax law	―	1	―
Other, net	(1)	(3)	(3)
Effective income tax rate	34%	33%	32%
SoCalGas
U.S. federal statutory income tax rate	35%	35%	35%
Depreciation	6	5	6
State income taxes, net of federal income tax benefit	4	4	4
Self-developed software expenditures	(7)	(6)	(6)
Allowance for equity funds used during construction	(2)	(1)	(1)
Impact of change in income tax law	―	3	―
Other, net	(3)	(2)	(4)
Effective income tax rate	33%	38%	34%

The CPUC requires flow-through rate-making treatment for the current income tax benefit or expense arising from certain property-related and other temporary differences between the treatment for financial reporting and income tax, which will reverse over time. Under the regulatory accounting treatment required for these flow-through temporary differences, deferred income taxes are not recorded to deferred income tax expense, but rather to a regulatory asset or liability. As a result, changes in the relative size of these items compared to pretax income, from period to period, can cause variations in the effective income tax rate. The following items are subject to flow-through treatment:

  the equity portion of AFUDC
  cost of removal of utility plant assets

  self-developed software costs

  depreciation on a certain portion of utility plant assets

The geographic components of Income Before Income Taxes and Equity Earnings of Certain Unconsolidated Subsidiaries at Sempra Energy are as follows:

	Years ended December 31,
(Dollars in millions)	2011	2010	2009
U.S.	$1,011	$448	$1,007
Non-U.S.	712	339	469
Total	$1,723	$787	$1,476

The components of income tax expense are as follows:

INCOME TAX EXPENSE
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated
Current:
U.S. Federal	$76	$69	$39
U.S. State	(3)	(3)	40
Non-U.S.	149	30	48
Total	222	96	127
Deferred:
U.S. Federal	176	(18)	216
U.S. State	43	32	24
Non-U.S.	(45)	27	58
Total	174	41	298
Deferred investment tax credits	(2)	(4)	(3)
Total income tax expense	$394	$133	$422
SDG&E
Current:
U.S. Federal	$(59)	$69	$70
U.S. State	6	52	34
Total	(53)	121	104
Deferred:
U.S. Federal	253	75	75
U.S. State	36	(21)	(2)
Total	289	54	73
Deferred investment tax credits	1	(2)	―
Total income tax expense	$237	$173	$177
SoCalGas
Current:
U.S. Federal	$(6)	$43	$52
U.S. State	19	26	22
Total	13	69	74
Deferred:
U.S. Federal	128	108	67
U.S. State	5	2	6
Total	133	110	73
Deferred investment tax credits	(3)	(3)	(3)
Total income tax expense	$143	$176	$144

We show the components of deferred income taxes at December 31 for Sempra Energy, SDG&E and SoCalGas in the tables below:

DEFERRED INCOME TAXES FOR SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	December 31,
	2011	2010
Deferred income tax liabilities:
Differences in financial and tax bases of depreciable and amortizable assets	$2,360	$1,949
Regulatory balancing accounts	456	535
Unrealized revenue	13	23
Loss on reacquired debt	12	15
Property taxes	43	38
Difference in financial and tax bases of partnership interests	152	―
Other deferred income tax liabilities	30	72
Total deferred income tax liabilities	3,066	2,632
Deferred income tax assets:
Investment tax credits	22	34
Equity losses	16	3
Net operating losses	811	40
Compensation-related items	140	158
Postretirement benefits	361	467
Difference in financial and tax bases of partnership interests	―	83
Other deferred income tax assets	34	52
State income taxes	58	73
Bad debt allowance	8	10
Litigation and other accruals not yet deductible	5	304
Deferred income tax assets before valuation allowances	1,455	1,224
Less: valuation allowances	82	62
Total deferred income tax assets	1,373	1,162
Net deferred income tax liability	$1,693	$1,470
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information on VIEs.

DEFERRED INCOME TAXES FOR SDG&E AND SOCALGAS
(Dollars in millions)
	SDG&E		SoCalGas
	December 31,		December 31,
	2011	2010	2011	2010
Deferred income tax liabilities:
Differences in financial and tax bases of
utility plant and other assets	$1,152	$982	$632	$483
Regulatory balancing accounts	230	230	236	316
Loss on reacquired debt	5	7	8	10
Property taxes	30	25	14	14
Other	19	17	1	(1)
Total deferred income tax liabilities	1,436	1,261	891	822
Deferred income tax assets:
Postretirement benefits	115	126	161	272
Investment tax credits	17	17	16	17
Compensation-related items	15	14	39	41
State income taxes	24	33	18	18
Litigation and other accruals not yet deductible	33	192	22	20
Hedging transaction	―	―	7	9
Other	3	7	8	10
Total deferred income tax assets	207	389	271	387
Net deferred income tax liability	$1,229	$872	$620	$435
Our policy is to show deferred taxes of VIEs on a net basis, including valuation allowances. See table “Amounts Associated with Otay Mesa VIE” in Note 1 for further information on VIEs.

The net deferred income tax liabilities are recorded on the Consolidated Balance Sheets at December 31 as follows:

NET DEFERRED INCOME TAX LIABILITY
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2011	2010	2011	2010	2011	2010
Current (asset) liability	$173	$(75)	$62	$(129)	$44	$17
Noncurrent liability	1,520	1,545	1,167	1,001	576	418
Total	$1,693	$1,470	$1,229	$872	$620	$435

At December 31, 2011, Sempra Energy has recorded a valuation allowance against a portion of its total deferred income tax assets, as shown above in the “Deferred Income Taxes for Sempra Energy Consolidated” table. A valuation allowance is recorded when, based on more-likely-than-not criteria, negative evidence outweighs positive evidence with regard to our ability to realize a deferred tax asset in the future. Of the valuation allowances recorded to date, the negative evidence outweighs the positive evidence primarily due to cumulative pretax losses in various U.S. state and non-U.S. jurisdictions resulting in net operating losses (NOLs), as discussed below, that we currently do not believe will be realized. At both Sempra Energy and SDG&E, deferred income taxes for variable interest entities are shown on a net basis. Therefore, a valuation allowance of $116 million related to variable interest entities is not reflected in the tables above. Of Sempra Energy's total valuation allowance of $82 million, $14 million is related to non-U.S. NOLs, $8 million to other future non-U.S. deductions, and $60 million to U.S. state NOLs. The total valuation allowance increased by $20 million during 2011 when compared to 2010, primarily due to the increase in the valuation allowance established for U.S. state NOLs. We believe that it is more likely than not that the remainder of the total deferred income tax asset is realizable.

At December 31, 2011, Sempra Energy's non-U.S. subsidiaries had $52 million of unused NOLs available to utilize in the future to reduce Sempra Energy's future non-U.S. income tax expense, which is in Denmark, Mexico, the Netherlands and Spain. The carryforward periods for our non-U.S. unused NOLs are as follows: $7 million does not expire and $45 million expires between 2012 and 2026. As of December 31, 2011, our Mexican subsidiaries have NOLs of $176 million, of which $163 million have been utilized on a consolidated level. These NOLs are subject to recapture between 2012 and 2016 if the Mexican subsidiary that generated them does not have sufficient taxable income itself to realize them within 5 years. These NOLs expire between 2016 and 2021. Sempra Energy's U.S. subsidiaries had $768 million of unused U.S. state NOLs, primarily in Alabama, Connecticut, District of Columbia, Indiana, Louisiana, Minnesota, New Jersey, New York and Oklahoma. These U.S. state NOLs expire between 2012 and 2031. We have not recorded income tax benefits on a portion of Sempra Energy's total NOLs because they were incurred in jurisdictions where we currently believe they will not be realized, as discussed above. Sempra Energy's consolidated U.S. subsidiaries had $1.8 billion of unused U.S. federal consolidated NOLs and $798 million of unused California combined NOLs. We have recorded income tax benefits on these NOLs, in total, because they were incurred in jurisdictions where we currently believe they will be realized.

At December 31, 2011, Sempra Energy had not recognized a U.S. deferred income tax liability related to a $2.6 billion basis difference between its financial statement and tax investment amount in its non-U.S. subsidiaries. This basis difference consists of $2.6 billion of cumulative undistributed earnings that we expect to reinvest indefinitely outside of the U.S., which includes the $0.3 billion gain related to the remeasurement of equity method investments in Chilquinta Energía and Luz del Sur, as we discuss in Note 3. These cumulative undistributed earnings have previously been reinvested or will be reinvested in active non-U.S. operations, thus we do not intend to use these earnings as a source of funding for U.S. operations. It is not practical to determine the amount of U.S. income taxes that might be payable if the cumulative undistributed earnings were eventually distributed or the investments were sold. U.S. deferred income taxes would be recorded on $2.6 billion of the basis difference related to cumulative undistributed earnings if we no longer intend to indefinitely reinvest all, or a part, of the cumulative undistributed earnings.

Following is a summary of unrecognized income tax benefits:

SUMMARY OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E			SoCalGas
	2011	2010	2009	2011	2010	2009	2011		2010	2009
Total	$72	$97	$94	$7	$5	$14	$	―	$8	$11
Of the total, amounts related to tax
positions that, if recognized, in
future years, would:
decrease the effective tax rate	$(72)	$(76)	$(76)	$(7)	$(5)	$(13)	$	―	$(1)	$(1)
increase the effective tax rate	7	5	13	7	5	13		―	―	―

Following is a reconciliation of the changes in unrecognized income tax benefits for the years ended December 31:

RECONCILIATION OF UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	2011		2010	2009
Sempra Energy Consolidated:
Balance as of January 1		$97	$94	$104
Increase in prior period tax positions		7	29	44
Decrease in prior period tax positions		(26)	(4)	(3)
Increase in current period tax positions		3	5	15
Settlements with taxing authorities		(9)	(9)	(54)
Expirations of statutes of limitations		―	(18)	(12)
Balance as of December 31		$72	$97	$94
SDG&E:
Balance as of January 1		$5	$14	$18
Increase in prior period tax positions		―	―	1
Decrease in prior period tax positions		―	(3)	―
Increase in current period tax positions		2	3	3
Settlements with taxing authorities		―	(9)	(8)
Balance as of December 31		$7	$5	$14
SoCalGas:
Balance as of January 1		$8	$11	$19
Increase in prior period tax positions		2	5	1
Settlements with taxing authorities		(10)	―	(1)
Expirations of statutes of limitations		―	(8)	(8)
Balance as of December 31	$	―	$8	$11

It is reasonably possible that within the next 12 months unrecognized income tax benefits could decrease due to the following:

POSSIBLE DECREASES IN UNRECOGNIZED INCOME TAX BENEFITS WITHIN 12 MONTHS
(Dollars in millions)
	At December 31,
	2011		2010		2009
Sempra Energy Consolidated:
Expiration of statutes of limitations on tax assessments		$(7)		$(6)		$(7)
Potential resolution of audit issues with various
U.S. federal, state and local and non-U.S. taxing authorities		―		(35)		(24)
		$(7)		$(41)		$(31)
SDG&E	$	―	$	―	$	―
SoCalGas:
Expiration of statutes of limitations on tax assessments	$	―		$(5)		$(6)
Potential resolution of audit issues with various
U.S. federal, state and local taxing authorities		―		―		(1)
	$	―		$(5)		$(7)

Amounts accrued for interest expense and penalties associated with unrecognized income tax benefits are included in income tax expense in the Consolidated Statements of Operations for the years ended December 31 as follows:

INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated			SDG&E				SoCalGas
	2011	2010	2009	2011		2010	2009	2011	2010	2009
Interest expense (benefit)	$(3)	$4	$(16)	$	―	$3	$(4)	$(1)	$1	$(3)
Penalties	(1)	―	3		―	―	―	―	―	1

Amounts accrued at December 31 on the Consolidated Balance Sheets for interest expense and penalties associated with unrecognized income tax benefits are as follows:

ACCRUED INTEREST EXPENSE AND PENALTIES ASSOCIATED WITH UNRECOGNIZED INCOME TAX BENEFITS
(Dollars in millions)
	Sempra Energy
	Consolidated		SDG&E		SoCalGas
	2011	2010	2011	2010	2011	2010
Interest expense (benefit)	$3	$6	$1	$1	$1	$2
Penalties	3	4	―	―	―	―

INCOME TAX AUDITS

Sempra Energy is subject to U.S. federal income tax as well as to income tax of multiple state and non-U.S. jurisdictions. We remain subject to examination for U.S. federal tax years after 2006. We are subject to examination by major state tax jurisdictions for tax years after 2005. Certain major non-U.S. income tax returns from 2002 through the present are open to examination.

In addition, we have filed state refund claims for tax years back to 1998, and PE has filed state refund claims for tax years back to 1993. The pre-2006 tax years are closed to new issues; therefore, no additional tax may be assessed by the taxing authorities for these years.

SDG&E and SoCalGas are subject to U.S. federal income tax as well as income tax of state jurisdictions. They remain subject to examination for U.S. federal years after 2006 and by major state tax jurisdictions for years after 2005.